Balance Sheet Information - Schedule of Other Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Accrued Liabilities [Line Items]
Royalties			$ 2,812	$ 3,047	$ 3,978
Research and development			4,578	3,454	3,385
Professional fees			3,902	1,148	1,182
Marketing and sales			1,455	1,261	1,177
Interest	18,422	9,802		200	233
Warranty				137	373
Other			3,229	3,599	3,607
Other accrued expenses	$ 53,981	$ 36,504	$ 15,976	$ 12,846	$ 13,935